Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 19, 2016	Sep. 30, 2016	Sep. 30, 2015	Jul. 19, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue		$ 91,889				$ 331,350	$ 294,436	$ 327,781
Cost of revenue		79,818				285,938	255,381	284,703
Gross profit		12,071				45,412	39,055	43,078
Operating expenses:
Selling, general and administrative		10,207				37,767	33,972	34,729
Amortization of intangibles	$ 0	1,454	$ 0
Total operating expenses		11,661
Operating income (loss)	(745)	410	2,312			7,645	5,083	8,349
Other income (expenses):
Interest income (expense), net		(853)				(3,200)	(3,134)	(3,051)
Gain (loss) on sale of property and equipment		(21)				(73)	37	5
Total other expenses		(874)				(3,273)	(3,097)	(3,046)
Net income (loss) before income taxes		(464)
Income tax benefit		2,277
Net income (loss) and total comprehensive income (loss)		1,813				$ 4,372	$ 1,986	$ 5,303
Dividends on cumulative redeemable convertible preferred stock		160
Net income (loss) attributable to common stockholders		$ 1,653
Basic earnings per share for common stock:
Net income attributable to Limbach common stockholders		$ 0.28
Diluted earnings per share for common stock:
Net income attributable to Limbach common stockholders		$ 0.27
Weighted average number of shares outstanding:
Basic		5,927,813
Diluted		6,727,813
Predecessor [Member]
Revenue	26,924		82,899	$ 221,391	$ 239,570
Cost of revenue	23,770		71,380	192,911	207,320
Gross profit	3,154		11,519	28,480	32,250
Operating expenses:
Selling, general and administrative	3,899		9,207	24,015	27,454
Amortization of intangibles	0		0	0	0
Total operating expenses	3,899		9,207	24,015	27,454
Operating income (loss)	(745)		2,312	4,465	4,796
Other income (expenses):
Interest income (expense), net	(178)		(829)	(1,898)	(2,361)
Gain (loss) on sale of property and equipment	4		(6)	1	4
Total other expenses	(174)		(835)	(1,897)	(2,357)
Net income (loss) before income taxes	(919)		1,477	2,568	2,439
Income tax benefit	0		0	0	0
Net income (loss) and total comprehensive income (loss)	(919)		1,477	2,568	2,439
Dividends on cumulative redeemable convertible preferred stock	0		0	0	0
Predecessor [Member] | Member Units [Member]
Other income (expenses):
Net income (loss) and total comprehensive income (loss)				2,568
Net income (loss) attributable to common stockholders	$ (919)		$ 1,477	$ 2,568	$ 2,439